Schedule of Investments(a)
May 31, 2025
(Unaudited)

Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–70.58%
Aerospace & Defense–1.13%
BAE Systems PLC (United Kingdom), 5.00%, 03/26/2027(b)	$1,534,000	$1,547,263
Boeing Co. (The),
6.26%, 05/01/2027	930,000	956,285
6.30%, 05/01/2029(c)	1,349,000	1,419,267
L3Harris Technologies, Inc., 5.40%, 01/15/2027	4,268,000	4,328,447
Lockheed Martin Corp., 4.50%, 02/15/2029	1,488,000	1,496,510
RTX Corp.,
5.00%, 02/27/2026	654,000	656,351
5.75%, 11/08/2026	5,264,000	5,356,032
5.75%, 01/15/2029	1,409,000	1,469,055
TransDigm, Inc.,
6.75%, 08/15/2028(b)	874,000	890,258
6.38%, 03/01/2029(b)	4,621,000	4,702,085
		22,821,553
Agricultural & Farm Machinery–0.36%
AGCO Corp., 5.45%, 03/21/2027	1,605,000	1,618,498
CNH Industrial Capital LLC,
5.45%, 10/14/2025	2,893,000	2,902,817
4.75%, 03/21/2028	931,000	933,077
John Deere Capital Corp.,
5.15%, 09/08/2026	1,246,000	1,260,032
4.90%, 03/03/2028	573,000	584,189
		7,298,613
Air Freight & Logistics–0.08%
United Parcel Service, Inc., 4.65%, 10/15/2030	1,521,000	1,527,070
Apparel Retail–0.02%
Gap, Inc. (The), 3.63%, 10/01/2029(b)	472,000	431,594
Application Software–0.88%
Cadence Design Systems, Inc., 4.30%, 09/10/2029(c)	2,579,000	2,562,266
Constellation Software, Inc. (Canada), 5.16%, 02/16/2029(b)(c)	1,107,000	1,120,874
Intuit, Inc.,
5.25%, 09/15/2026(c)	3,161,000	3,197,115
5.13%, 09/15/2028(c)	5,021,000	5,161,006
Open Text Corp. (Canada), 6.90%, 12/01/2027(b)	411,000	423,567
Roper Technologies, Inc., 4.50%, 10/15/2029	1,817,000	1,808,347
SS&C Technologies, Inc., 5.50%, 09/30/2027(b)	737,000	736,639
Synopsys, Inc., 4.85%, 04/01/2030(c)	2,795,000	2,823,302
		17,833,116
Principal Amount		Value
Asset Management & Custody Banks–1.65%
Ares Strategic Income Fund, 5.70%, 03/15/2028(c)	$2,989,000	$2,994,661
Bain Capital Specialty Finance, Inc., 5.95%, 03/15/2030	520,000	512,868
Bank of New York Mellon Corp. (The), 4.98%, 03/14/2030(c)(d)	1,075,000	1,093,605
Blackstone Secured Lending Fund, 5.88%, 11/15/2027	801,000	814,831
Citadel L.P., 6.00%, 01/23/2030(b)	417,000	427,043
New Mountain Finance Corp., 6.20%, 10/15/2027	5,651,000	5,679,786
State Street Corp.,
5.75%, 11/04/2026(d)	1,125,000	1,130,335
4.54%, 02/28/2028(c)	9,023,000	9,095,441
4.54%, 04/24/2028(d)	1,360,000	1,363,534
5.29% (SOFR + 0.95%), 04/24/2028(e)	4,504,000	4,528,336
4.53%, 02/20/2029(d)	2,704,000	2,712,667
5.68%, 11/21/2029(c)(d)	2,921,000	3,038,223
		33,391,330
Automobile Manufacturers–4.39%
Allison Transmission, Inc., 4.75%, 10/01/2027(b)(c)	4,950,000	4,870,181
American Honda Finance Corp., 5.80%, 10/03/2025	7,315,000	7,344,297
Daimler Truck Finance North America LLC (Germany),
5.60%, 08/08/2025(b)	2,485,000	2,488,250
5.15%, 01/16/2026(b)	1,946,000	1,950,362
4.95%, 01/13/2028(b)(c)	794,000	799,037
Ford Motor Credit Co. LLC,
7.30% (SOFR + 2.95%), 03/06/2026(e)	2,980,000	3,000,820
5.85%, 05/17/2027	7,536,000	7,529,201
5.92%, 03/20/2028(c)	1,671,000	1,674,845
6.80%, 11/07/2028	2,198,000	2,245,647
Hyundai Capital America,
5.80%, 06/26/2025(b)	3,509,000	3,510,660
5.65%, 06/26/2026(b)	1,484,000	1,497,623
5.30%, 03/19/2027(b)	3,061,000	3,083,170
5.00%, 01/07/2028(b)(c)	7,858,000	7,868,279
5.60%, 03/30/2028(b)(c)	859,000	874,804
5.30%, 01/08/2030(b)(c)	2,443,000	2,473,287
Hyundai Capital Services, Inc. (South Korea), 5.25%, 01/22/2028(b)	2,243,000	2,266,695
Mercedes-Benz Finance North America LLC (Germany), 5.38%, 08/01/2025(b)	5,048,000	5,050,230
Toyota Motor Credit Corp.,
5.60%, 09/11/2025	7,552,000	7,575,610
4.55%, 08/07/2026	5,983,000	5,997,281
4.55%, 08/09/2029(c)	1,231,000	1,234,165
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Automobile Manufacturers–(continued)
Volkswagen Group of America Finance LLC (Germany),
5.80%, 09/12/2025(b)	$6,360,000	$6,370,585
5.40%, 03/20/2026(b)	6,265,000	6,290,731
4.90%, 08/14/2026(b)	2,756,000	2,757,326
		88,753,086
Automotive Parts & Equipment–0.06%
Clarios Global L.P./Clarios US Finance Co., 6.75%, 02/15/2030(b)(c)	373,000	380,182
ERAC USA Finance LLC, 5.00%, 02/15/2029(b)(c)	888,000	904,040
		1,284,222
Automotive Retail–0.55%
Advance Auto Parts, Inc., 5.90%, 03/09/2026	1,889,000	1,901,940
Lithia Motors, Inc., 4.63%, 12/15/2027(b)	6,000,000	5,922,863
O’Reilly Automotive, Inc., 5.75%, 11/20/2026	3,333,000	3,390,328
		11,215,131
Biotechnology–0.16%
AbbVie, Inc., 4.80%, 03/15/2027	3,202,000	3,233,639
Building Products–0.32%
Holcim Finance US LLC (Switzerland),
4.60%, 04/07/2027(b)	4,168,000	4,173,844
4.95%, 04/07/2030(b)	592,000	596,132
Lennox International, Inc., 5.50%, 09/15/2028	1,580,000	1,623,206
		6,393,182
Cable & Satellite–1.36%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
4.91%, 07/23/2025	23,280,000	23,277,135
6.15%, 11/10/2026	4,208,000	4,283,500
		27,560,635
Cargo Ground Transportation–0.87%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
5.75%, 05/24/2026(b)	1,798,000	1,813,628
5.35%, 01/12/2027(b)	1,080,000	1,088,890
6.05%, 08/01/2028(b)	1,205,000	1,249,893
5.25%, 02/01/2030(b)(c)	9,398,000	9,551,510
Ryder System, Inc.,
5.30%, 03/15/2027	2,676,000	2,711,534
4.90%, 12/01/2029	1,175,000	1,176,517
		17,591,972
Commercial & Residential Mortgage Finance–0.13%
Nationwide Building Society (United Kingdom), 6.56%, 10/18/2027(b)(d)	2,592,000	2,655,005
Principal Amount		Value
Construction Machinery & Heavy Transportation Equipment– 0.77%
Caterpillar Financial Services Corp.,
4.79% (SOFR + 0.46%), 08/11/2025(e)	$1,598,000	$1,598,724
5.15%, 08/11/2025	1,999,000	2,001,174
4.50%, 01/07/2027	4,048,000	4,068,166
Cummins, Inc., 4.25%, 05/09/2028(c)	2,519,000	2,523,809
Komatsu Finance America, Inc., 5.50%, 10/06/2027(b)	2,759,000	2,815,618
Westinghouse Air Brake Technologies Corp., 4.90%, 05/29/2030	2,489,000	2,503,522
		15,511,013
Consumer Electronics–0.81%
LG Electronics, Inc. (South Korea),
5.63%, 04/24/2027(b)	14,770,000	14,989,415
5.63%, 04/24/2029(b)	1,284,000	1,314,962
		16,304,377
Consumer Finance–1.01%
American Express Co.,
5.65%, 04/23/2027(c)(d)	3,432,000	3,463,575
4.73%, 04/25/2029(c)(d)	7,123,000	7,164,203
5.60% (SOFR + 1.26%), 04/25/2029(e)	2,000,000	2,014,601
Capital One Financial Corp., 7.15%, 10/29/2027(d)	1,749,000	1,804,918
General Motors Financial Co., Inc.,
6.05%, 10/10/2025	4,314,000	4,330,180
5.40%, 04/06/2026	411,000	412,289
SLM Corp., 6.50%, 01/31/2030(c)	1,302,000	1,343,417
		20,533,183
Consumer Staples Merchandise Retail–0.65%
Walmart, Inc.,
4.10%, 04/28/2027	5,723,000	5,733,849
4.77% (SOFR + 0.43%), 04/28/2027(e)	4,748,000	4,761,371
4.35%, 04/28/2030	2,755,000	2,765,982
		13,261,202
Distillers & Vintners–0.22%
Constellation Brands, Inc., 4.80%, 05/01/2030	297,000	296,835
Diageo Capital PLC (United Kingdom), 5.38%, 10/05/2026	4,210,000	4,258,369
		4,555,204
Distributors–0.23%
Genuine Parts Co.,
6.50%, 11/01/2028	1,991,000	2,105,958
4.95%, 08/15/2029(c)	2,499,000	2,522,294
		4,628,252
Diversified Banks–18.39%
Banco Santander S.A. (Spain), 6.53%, 11/07/2027(d)	400,000	410,296
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
Bank of America Corp.,
5.08%, 01/20/2027(d)	$3,043,000	$3,049,871
4.98%, 01/24/2029(c)(d)	9,616,000	9,712,071
4.62%, 05/09/2029(d)	2,398,000	2,397,826
5.45% (SOFR + 1.11%), 05/09/2029(e)	6,983,000	7,005,944
5.35% (SOFR + 1.01%), 01/24/2031(e)	2,052,000	2,033,569
Bank of Montreal (Canada),
5.30%, 06/05/2026	1,275,000	1,285,515
5.00%, 01/27/2029(c)(d)	3,940,000	3,982,751
5.20% (SOFR + 0.86%), 01/27/2029(e)	4,242,000	4,217,594
Bank of New York Mellon (The), 4.73%, 04/20/2029(d)	1,093,000	1,102,649
Barclays PLC (United Kingdom),
6.50%, 09/13/2027(d)	5,185,000	5,295,035
5.09%, 02/25/2029(d)	2,642,000	2,657,708
BNP Paribas S.A. (France),
4.79%, 05/09/2029(b)(d)	3,093,000	3,088,695
5.79% (SOFR + 1.43%), 05/09/2029(b)(e)	5,000,000	5,038,128
Canadian Imperial Bank of Commerce (Canada), 5.93%, 10/02/2026(c)	8,290,000	8,444,570
Citibank N.A.,
5.49%, 12/04/2026	2,910,000	2,952,554
5.05% (SOFR + 0.71%), 11/19/2027(e)	8,043,000	8,037,751
Citigroup, Inc.,
5.81% (3 mo. Term SOFR + 1.51%), 07/01/2026(e)	7,950,000	7,960,352
5.61%, 09/29/2026(d)	4,357,000	4,367,358
4.64%, 05/07/2028(c)(d)	5,543,000	5,535,365
5.48% (SOFR + 1.14%), 05/07/2028(e)	4,499,000	4,510,551
4.79%, 03/04/2029(d)	9,023,000	9,037,289
4.54%, 09/19/2030(d)	3,459,000	3,417,578
5.80% (SOFR + 1.46%), 05/07/2031(e)	2,019,000	2,029,059
Comerica, Inc., 5.98%, 01/30/2030(c)(d)	673,000	684,198
Fifth Third Bancorp, 6.34%, 07/27/2029(c)(d)	406,000	424,770
Fifth Third Bank N.A.,
4.97%, 01/28/2028(d)	2,730,000	2,741,949
5.15% (SOFR + 0.81%), 01/28/2028(e)	4,445,000	4,443,045
Goldman Sachs Bank USA, 5.28%, 03/18/2027(c)(d)	8,298,000	8,334,937
HSBC Holdings PLC (United Kingdom),
7.34%, 11/03/2026(d)	3,964,000	4,004,187
5.89%, 08/14/2027(d)	2,400,000	2,430,408
5.13%, 11/19/2028(d)	8,313,000	8,375,978
5.38% (SOFR + 1.04%), 11/19/2028(e)	5,237,000	5,228,828
4.90%, 03/03/2029(d)	5,108,000	5,120,625
5.37% (SOFR + 1.03%), 03/03/2029(e)	6,593,000	6,573,360
5.63% (SOFR + 1.29%), 11/19/2030(e)	5,923,000	5,926,663
5.91% (SOFR + 1.57%), 05/13/2031(e)	5,662,000	5,690,313
Principal Amount		Value
Diversified Banks–(continued)
HSBC USA, Inc.,
5.29%, 03/04/2027	$6,060,000	$6,151,323
4.65%, 06/03/2028	2,640,000	2,647,796
ING Groep N.V. (Netherlands), 6.08%, 09/11/2027(d)	4,294,000	4,372,117
JPMorgan Chase & Co.,
6.07%, 10/22/2027(d)	4,528,000	4,623,574
5.04%, 01/23/2028(d)	4,406,000	4,439,204
5.57%, 04/22/2028(d)	2,517,000	2,563,909
4.98%, 07/22/2028(d)	8,137,000	8,202,493
4.51%, 10/22/2028(d)	4,937,000	4,927,672
4.92%, 01/24/2029(d)	964,000	972,614
5.14% (SOFR + 0.80%), 01/24/2029(e)	3,631,000	3,620,505
6.09%, 10/23/2029(d)	2,467,000	2,577,016
KeyBank N.A.,
4.70%, 01/26/2026	1,588,000	1,586,923
5.85%, 11/15/2027(c)	1,773,000	1,819,119
Lloyds Banking Group PLC (United Kingdom),
5.99%, 08/07/2027(d)	2,593,000	2,629,946
5.46%, 01/05/2028(d)	5,333,000	5,395,493
5.40% (SOFR + 1.06%), 11/26/2028(e)	7,547,000	7,556,700
Macquarie Bank Ltd. (Australia), 5.39%, 12/07/2026(b)	5,773,000	5,858,960
Manufacturers & Traders Trust Co., 4.65%, 01/27/2026(c)	3,269,000	3,266,805
Mitsubishi UFJ Financial Group, Inc. (Japan), 5.82% (SOFR + 1.48%), 04/24/2031(c)(e)	1,928,000	1,961,449
Morgan Stanley Bank N.A.,
4.45%, 10/15/2027(d)	2,414,000	2,413,142
4.95%, 01/14/2028(d)	4,697,000	4,727,084
5.50%, 05/26/2028(d)	5,695,000	5,799,222
5.02%, 01/12/2029(c)(d)	1,075,000	1,086,097
Morgan Stanley Bank, N.A., 4.97%, 07/14/2028(d)	5,009,000	5,052,338
National Securities Clearing Corp., 5.10%, 11/21/2027(b)	2,489,000	2,539,968
NatWest Group PLC (United Kingdom),
7.47%, 11/10/2026(d)	2,399,000	2,426,813
5.58%, 03/01/2028(d)	3,370,000	3,418,169
5.52%, 09/30/2028(d)	1,900,000	1,931,795
Norinchukin Bank (The) (Japan), 5.09%, 10/16/2029(b)(c)	946,000	950,166
PNC Bank, N.A., 4.54%, 05/13/2027(c)(d)	6,646,000	6,647,629
PNC Financial Services Group, Inc. (The),
5.81%, 06/12/2026(c)(d)	3,547,000	3,547,733
6.62%, 10/20/2027(d)	3,142,000	3,231,403
5.58%, 06/12/2029(d)	2,924,000	3,009,256
Royal Bank of Canada (Canada),
4.88%, 01/19/2027(c)	1,636,000	1,650,057
4.97%, 01/24/2029(c)(d)	8,746,000	8,835,284
5.17% (SOFR + 0.83%), 01/24/2029(e)	4,311,000	4,300,249
5.37% (SOFR + 1.03%), 02/04/2031(e)	8,932,000	8,859,846
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
Santander UK Group Holdings PLC (United Kingdom), 6.83%, 11/21/2026(d)	$2,492,000	$2,514,985
Standard Chartered PLC (United Kingdom),
6.19%, 07/06/2027(b)(d)	2,402,000	2,436,769
6.75%, 02/08/2028(b)(d)	2,571,000	2,646,935
5.55%, 01/21/2029(b)(d)	4,557,000	4,632,059
5.58% (SOFR + 1.24%), 01/21/2029(b)(e)	3,096,000	3,099,755
Sumitomo Mitsui Trust Bank Ltd. (Japan),
5.65%, 09/14/2026(b)	1,881,000	1,908,072
5.20%, 03/07/2027(b)(c)	2,788,000	2,823,496
Toronto-Dominion Bank (The) (Canada), 4.97% (SOFR + 0.62%), 12/17/2026(e)	7,639,000	7,646,443
U.S. Bancorp,
5.73%, 10/21/2026(d)	3,855,000	3,869,897
6.79%, 10/26/2027(d)	8,690,000	8,950,473
UBS AG (Switzerland), 4.86%, 01/10/2028(c)(d)	7,242,000	7,280,978
Wells Fargo & Co.,
5.71%, 04/22/2028(d)	1,556,000	1,585,243
4.97%, 04/23/2029(d)	4,448,000	4,481,989
5.57%, 07/25/2029(d)	1,517,000	1,556,525
6.30%, 10/23/2029(d)	1,695,000	1,779,074
7.63%(c)(d)(f)	1,651,000	1,762,840
		372,124,742
Diversified Capital Markets–1.13%
Deutsche Bank AG (Germany),
5.37%, 01/10/2029(d)	3,469,000	3,508,925
5.55% (SOFR + 1.21%), 01/10/2029(e)	1,208,000	1,203,774
UBS Group AG (Switzerland),
6.37%, 07/15/2026(b)(d)	6,220,000	6,228,875
5.71%, 01/12/2027(b)(c)(d)	6,640,000	6,675,507
6.25%, 09/22/2029(b)(d)	4,932,000	5,162,765
		22,779,846
Diversified Chemicals–0.14%
Sasol Financing USA LLC (South Africa), 8.75%, 05/03/2029(b)	2,930,000	2,883,579
Diversified Financial Services–1.57%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
6.10%, 01/15/2027	5,973,000	6,092,805
5.75%, 06/06/2028	1,588,000	1,632,377
Avolon Holdings Funding Ltd. (Ireland),
4.95%, 01/15/2028(b)(c)	3,025,000	3,017,717
6.38%, 05/04/2028(b)	2,807,000	2,906,626
Goldman Sachs Private Credit Corp.,
5.88%, 05/06/2028(b)	500,000	502,001
6.25%, 05/06/2030(b)	500,000	504,597
LPL Holdings, Inc.,
5.70%, 05/20/2027	1,026,000	1,043,474
4.90%, 04/03/2028(c)	3,675,000	3,680,888
6.75%, 11/17/2028(c)	1,083,000	1,150,515
Principal Amount		Value
Diversified Financial Services–(continued)
OPEC Fund for International Development (The) (Supranational), 4.50%, 01/26/2026(b)	$11,240,000	$11,237,432
		31,768,432
Diversified Metals & Mining–1.00%
BHP Billiton Finance (USA) Ltd. (Australia),
5.25%, 09/08/2026	7,604,000	7,689,502
5.10%, 09/08/2028(c)	4,003,000	4,089,842
Glencore Funding LLC (Australia),
5.41% (SOFR + 1.06%), 04/04/2027(b)(e)	1,517,000	1,522,237
4.91%, 04/01/2028(b)(c)	816,000	820,152
5.19%, 04/01/2030(b)	1,109,000	1,122,326
Rio Tinto Finance (USA) PLC (Australia),
4.38%, 03/12/2027	3,018,000	3,027,302
4.50%, 03/14/2028	227,000	227,996
4.88%, 03/14/2030	1,650,000	1,669,089
		20,168,446
Diversified Support Services–0.27%
Element Fleet Management Corp. (Canada),
6.32%, 12/04/2028(b)	2,523,000	2,648,032
5.04%, 03/25/2030(b)	2,608,000	2,597,483
RB Global Holdings, Inc. (Canada), 6.75%, 03/15/2028(b)	217,000	221,895
		5,467,410
Electric Utilities–3.89%
Alexander Funding Trust II, 7.47%, 07/31/2028(b)	1,578,000	1,673,565
Capital Power (US Holdings), Inc. (Canada), 5.26%, 06/01/2028(b)	3,215,000	3,236,024
CenterPoint Energy Houston Electric LLC,
5.20%, 10/01/2028	1,183,000	1,211,814
4.80%, 03/15/2030(c)	1,833,000	1,851,916
Consolidated Edison Co. of New York, Inc., 4.86% (SOFR + 0.52%), 11/18/2027(e)	3,807,000	3,799,310
Duke Energy Corp.,
5.00%, 12/08/2025	2,140,000	2,143,825
4.85%, 01/05/2027	4,025,000	4,053,516
5.00%, 12/08/2027	628,000	635,720
4.85%, 01/05/2029	927,000	936,990
Enel Finance International N.V. (Italy), 7.05%, 10/14/2025(b)(c)	2,326,000	2,342,325
Exelon Corp., 5.13%, 03/15/2031	3,148,000	3,190,230
FirstEnergy Transmission LLC, 4.55%, 01/15/2030	573,000	567,961
National Rural Utilities Cooperative Finance Corp.,
5.60%, 11/13/2026	3,402,000	3,455,192
5.14% (SOFR + 0.80%), 02/05/2027(e)	5,268,000	5,283,928
4.12%, 09/16/2027	4,701,000	4,688,438
4.85%, 02/07/2029	1,686,000	1,704,471
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Electric Utilities–(continued)
NextEra Energy Capital Holdings, Inc.,
5.75%, 09/01/2025	$4,797,000	$4,809,732
4.95%, 01/29/2026(c)	6,332,000	6,349,007
4.85%, 02/04/2028	2,628,000	2,656,886
6.38%, 08/15/2055(c)(d)	3,474,000	3,487,003
Oncor Electric Delivery Co. LLC,
4.50%, 03/20/2027(b)	5,571,000	5,585,110
4.65%, 11/01/2029	2,222,000	2,235,097
PacifiCorp, 5.10%, 02/15/2029(c)	1,075,000	1,090,838
Pinnacle West Capital Corp.,
4.90%, 05/15/2028	839,000	845,707
5.15%, 05/15/2030	1,344,000	1,359,816
PSEG Power LLC, 5.20%, 05/15/2030(b)	2,455,000	2,479,630
Southern Co. (The),
5.15%, 10/06/2025(c)	942,000	943,320
Series B, 4.00%, 01/15/2051(d)	1,938,000	1,923,636
Trans-Allegheny Interstate Line Co., 5.00%, 01/15/2031(b)	514,000	518,182
Vistra Operations Co. LLC,
5.05%, 12/30/2026(b)(c)	1,696,000	1,701,483
5.63%, 02/15/2027(b)	1,500,000	1,499,944
Xcel Energy, Inc., 4.75%, 03/21/2028	530,000	532,822
		78,793,438
Electrical Components & Equipment–0.64%
EnerSys, 4.38%, 12/15/2027(b)	337,000	326,358
Molex Electronic Technologies LLC, 4.75%, 04/30/2028(b)	1,216,000	1,217,808
Regal Rexnord Corp.,
6.05%, 02/15/2026	4,452,000	4,476,028
6.05%, 04/15/2028	2,139,000	2,196,637
Vertiv Group Corp., 4.13%, 11/15/2028(b)	4,950,000	4,799,191
		13,016,022
Electronic Equipment & Instruments–0.16%
Keysight Technologies, Inc., 5.35%, 07/30/2030	3,159,000	3,224,321
Environmental & Facilities Services–0.38%
Veralto Corp.,
5.50%, 09/18/2026	5,436,000	5,497,348
5.35%, 09/18/2028	2,209,000	2,268,143
		7,765,491
Financial Exchanges & Data–0.05%
Nasdaq, Inc.,
5.65%, 06/28/2025	703,000	703,097
5.35%, 06/28/2028	388,000	398,295
		1,101,392
Forest Products–0.04%
Georgia-Pacific LLC, 4.40%, 06/30/2028(b)	760,000	761,000
Gas Utilities–0.09%
Snam S.p.A. (Italy), 5.00%, 05/28/2030(b)	1,068,000	1,068,179
Principal Amount		Value
Gas Utilities–(continued)
Southwest Gas Corp., 5.45%, 03/23/2028	$786,000	$801,792
		1,869,971
Health Care Distributors–0.22%
McKesson Corp., 4.65%, 05/30/2030	4,383,000	4,390,331
Health Care Equipment–0.71%
Smith & Nephew PLC (United Kingdom), 5.15%, 03/20/2027	906,000	914,594
Stryker Corp.,
4.55%, 02/10/2027(c)	5,884,000	5,906,222
4.70%, 02/10/2028	7,407,000	7,476,425
		14,297,241
Health Care Services–0.63%
CVS Health Corp.,
5.00%, 01/30/2029	1,186,000	1,194,261
7.00%, 03/10/2055(d)	6,860,000	6,927,002
HCA, Inc., 5.00%, 03/01/2028(c)	1,110,000	1,121,954
Icon Investments Six DAC,
5.81%, 05/08/2027	1,855,000	1,886,504
5.85%, 05/08/2029	1,536,000	1,574,461
		12,704,182
Hotels, Resorts & Cruise Lines–0.35%
Carnival Corp., 5.75%, 03/15/2030(b)(c)	4,662,000	4,675,804
Marriott International, Inc., 4.80%, 03/15/2030(c)	2,403,000	2,408,606
		7,084,410
Housewares & Specialties–0.04%
Newell Brands, Inc., 6.38%, 05/15/2030(c)	950,000	894,848
Human Resource & Employment Services–0.14%
Paychex, Inc., 5.10%, 04/15/2030	2,802,000	2,839,590
Industrial Conglomerates–0.52%
Siemens Funding B.V. (Netherlands),
4.35%, 05/26/2028(b)	9,011,000	9,033,436
4.60%, 05/28/2030(b)	1,400,000	1,403,269
		10,436,705
Industrial Machinery & Supplies & Components–0.16%
Ingersoll Rand, Inc., 5.20%, 06/15/2027	1,462,000	1,480,791
Nordson Corp., 5.60%, 09/15/2028	812,000	832,491
Weir Group, Inc. (United Kingdom), 5.35%, 05/06/2030(b)	855,000	858,852
		3,172,134
Industrial REITs–0.04%
LXP Industrial Trust, 6.75%, 11/15/2028	698,000	735,175
Insurance Brokers–0.14%
Arthur J. Gallagher & Co., 4.60%, 12/15/2027	2,778,000	2,785,521
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Integrated Oil & Gas–0.49%
Occidental Petroleum Corp.,
5.00%, 08/01/2027	$3,923,000	$3,926,097
5.20%, 08/01/2029	950,000	944,281
Saudi Arabian Oil Co. (Saudi Arabia), 4.75%, 06/02/2030(b)	5,022,000	5,007,569
		9,877,947
Integrated Telecommunication Services–0.92%
AT&T, Inc., 4.70%, 08/15/2030	7,664,000	7,689,882
NBN Co. Ltd. (Australia), 4.00%, 10/01/2027(b)	9,091,000	8,993,784
Zegona Finance PLC (United Kingdom), 8.63%, 07/15/2029(b)	1,808,000	1,932,300
		18,615,966
Interactive Media & Services–0.10%
Meta Platforms, Inc., 4.30%, 08/15/2029	1,948,000	1,956,229
Investment Banking & Brokerage–2.83%
Blue Owl Technology Finance Corp., 6.10%, 03/15/2028(b)	4,587,000	4,549,699
Charles Schwab Corp. (The), 5.88%, 08/24/2026(c)	8,400,000	8,536,724
Goldman Sachs Group, Inc. (The),
5.16% (SOFR + 0.81%), 03/09/2027(e)	5,082,000	5,087,522
5.17% (SOFR + 0.82%), 09/10/2027(e)	431,000	430,665
4.94%, 04/23/2028(d)	3,301,000	3,318,703
5.63% (SOFR + 1.29%), 04/23/2028(e)	7,444,000	7,492,501
5.42% (SOFR + 1.08%), 01/28/2031(c)(e)	8,571,000	8,506,192
Series W, 7.50%(c)(d)(f)	10,381,000	10,882,112
Morgan Stanley,
5.05%, 01/28/2027(d)	1,638,000	1,641,729
5.65%, 04/13/2028(d)	1,657,000	1,688,097
4.99%, 04/12/2029(d)	4,235,000	4,275,600
5.45%, 07/20/2029(d)	836,000	855,265
		57,264,809
IT Consulting & Other Services–1.11%
International Business Machines Corp.,
4.65%, 02/10/2028	8,946,000	9,013,152
4.80%, 02/10/2030	13,373,000	13,498,636
		22,511,788
Leisure Products–0.08%
Polaris, Inc., 6.95%, 03/15/2029(c)	1,640,000	1,702,614
Life & Health Insurance–3.98%
American National Global Funding, 5.55%, 01/28/2030(b)	1,218,000	1,235,493
Athene Global Funding,
5.62%, 05/08/2026(b)	6,005,000	6,058,356
4.86%, 08/27/2026(b)	6,818,000	6,837,395
5.52%, 03/25/2027(b)	2,394,000	2,428,263
Principal Amount		Value
Life & Health Insurance–(continued)
Corebridge Global Funding,
5.65% (SOFR + 1.30%), 09/25/2026(b)(e)	$3,810,000	$3,837,558
4.65%, 08/20/2027(b)	3,690,000	3,700,234
5.90%, 09/19/2028(b)	1,562,000	1,625,018
5.20%, 01/12/2029(b)	1,211,000	1,234,577
5.20%, 06/24/2029(b)	2,243,000	2,281,504
GA Global Funding Trust,
4.40%, 09/23/2027(b)	4,783,000	4,742,271
5.50%, 01/08/2029(b)	1,986,000	2,028,067
Jackson National Life Global Funding,
5.50%, 01/09/2026(b)	3,966,000	3,984,412
4.70%, 06/05/2028(b)	2,632,000	2,635,710
Lincoln Financial Global Funding, 4.63%, 05/28/2028(b)	7,216,000	7,233,352
Northwestern Mutual Global Funding, 5.07%, 03/25/2027(b)	2,761,000	2,794,679
Pacific Life Global Funding II,
5.39% (SOFR + 1.05%), 07/28/2026(b)(e)	4,228,000	4,256,061
5.50%, 08/28/2026(b)	5,972,000	6,052,787
4.50%, 08/28/2029(b)	6,691,000	6,670,622
Pricoa Global Funding I,
5.55%, 08/28/2026(b)	2,508,000	2,541,782
4.40%, 08/27/2027(b)(c)	3,406,000	3,402,291
Principal Life Global Funding II, 5.00%, 01/16/2027(b)	1,164,000	1,173,162
Protective Life Global Funding, 5.37%, 01/06/2026(b)	3,829,000	3,845,707
		80,599,301
Managed Health Care–0.49%
Elevance Health, Inc., 5.35%, 10/15/2025	3,439,000	3,444,577
Humana, Inc., 5.75%, 12/01/2028(c)	1,228,000	1,268,025
UnitedHealth Group, Inc.,
5.15%, 10/15/2025	1,510,000	1,513,408
4.75%, 07/15/2026	3,784,000	3,793,419
		10,019,429
Multi-Family Residential REITs–0.44%
Camden Property Trust, 5.85%, 11/03/2026	8,690,000	8,845,303
Multi-line Insurance–0.27%
MassMutual Global Funding II, 5.10%, 04/09/2027(b)(c)	5,324,000	5,397,583
Multi-Utilities–0.43%
Algonquin Power & Utilities Corp. (Canada), 5.37%, 06/15/2026	2,586,000	2,598,878
DTE Energy Co., 4.95%, 07/01/2027	1,012,000	1,020,447
NiSource, Inc., 5.25%, 03/30/2028(c)	387,000	394,578
Sempra, 6.63%, 04/01/2055(d)	1,789,000	1,687,867
WEC Energy Group, Inc.,
5.00%, 09/27/2025	2,286,000	2,286,746
5.15%, 10/01/2027	788,000	798,860
		8,787,376
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Office REITs–0.29%
Brandywine Operating Partnership L.P., 8.30%, 03/15/2028(c)	$4,768,000	$5,001,842
Office Properties Income Trust, 9.00%, 09/30/2029(b)	1,069,000	791,060
		5,792,902
Oil & Gas Exploration & Production–0.88%
Diamondback Energy, Inc.,
5.20%, 04/18/2027(c)	1,410,000	1,424,058
5.15%, 01/30/2030	1,341,000	1,357,595
EQT Corp., 6.50%, 07/01/2027(b)	9,953,000	10,131,647
Pioneer Natural Resources Co., 5.10%, 03/29/2026	413,000	415,056
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)	3,162,143	3,213,677
Var Energi ASA (Norway), 5.88%, 05/22/2030(b)	1,346,000	1,361,936
		17,903,969
Oil & Gas Storage & Transportation–2.73%
Columbia Pipelines Holding Co. LLC, 6.06%, 08/15/2026(b)	607,000	613,597
Energy Transfer L.P.,
6.05%, 12/01/2026	3,595,000	3,665,077
5.50%, 06/01/2027	9,611,000	9,744,650
6.10%, 12/01/2028	1,252,000	1,307,648
Kinder Morgan, Inc.,
5.10%, 08/01/2029	2,828,000	2,868,991
5.15%, 06/01/2030	1,293,000	1,305,576
ONEOK, Inc.,
5.85%, 01/15/2026	1,855,000	1,865,823
5.55%, 11/01/2026	1,667,000	1,686,364
4.25%, 09/24/2027	6,555,000	6,513,836
5.65%, 11/01/2028	613,000	631,130
Plains All American Pipeline L.P., Series B, 8.70% (3 mo. Term SOFR + 4.37%)(e)(f)	4,776,000	4,755,446
South Bow USA Infrastructure Holdings LLC (Canada),
4.91%, 09/01/2027(b)	4,891,000	4,895,430
5.03%, 10/01/2029(b)	1,596,000	1,583,152
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/2028	7,584,000	8,114,190
Williams Cos., Inc. (The),
5.30%, 08/15/2028	3,481,000	3,559,369
4.80%, 11/15/2029(c)	2,089,000	2,101,303
		55,211,582
Packaged Foods & Meats–1.16%
General Mills, Inc., 5.50%, 10/17/2028	1,608,000	1,660,394
Lamb Weston Holdings, Inc., 4.13%, 01/31/2030(b)	777,000	733,604
Mars, Inc.,
4.45%, 03/01/2027(b)(c)	8,062,000	8,073,332
4.60%, 03/01/2028(b)(c)	8,702,000	8,744,991
4.80%, 03/01/2030(b)(c)	3,262,000	3,283,524
The Campbell’s Company, 5.20%, 03/19/2027	894,000	904,544
		23,400,389
Principal Amount		Value
Paper & Plastic Packaging Products & Materials–0.18%
Berry Global, Inc., 4.88%, 07/15/2026(b)	$1,044,000	$1,041,422
Sealed Air Corp., 7.25%, 02/15/2031(b)(c)	2,500,000	2,615,457
		3,656,879
Passenger Airlines–0.41%
American Airlines Pass-Through Trust, Series 2021-1, Class B, 3.95%, 07/11/2030	1,372,525	1,287,315
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(b)	500,000	499,458
British Airways Pass-Through Trust (United Kingdom), Series 2019-1, Class A, 3.35%, 06/15/2029(b)	241,713	230,852
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, 10/20/2025(b)	2,002,096	1,994,684
United Airlines Pass-Through Trust,
Series 2016-2, Class B, 3.65%, 10/07/2025	1,245,298	1,233,498
Series 2020-1, Class A, 5.88%, 10/15/2027	1,729,902	1,762,256
United AirLines, Inc., 4.38%, 04/15/2026(b)	1,335,000	1,320,014
		8,328,077
Personal Care Products–0.06%
Coty, Inc., 5.00%, 04/15/2026(b)	1,274,000	1,271,013
Pharmaceuticals–0.71%
AstraZeneca Finance LLC (United Kingdom), 4.80%, 02/26/2027(c)	2,840,000	2,871,014
Bristol-Myers Squibb Co.,
4.95%, 02/20/2026	1,983,000	1,989,966
4.90%, 02/22/2027	619,000	626,391
Johnson & Johnson, 4.50%, 03/01/2027	8,883,000	8,960,197
		14,447,568
Rail Transportation–0.42%
TTX Co., 5.50%, 09/25/2026(b)	8,392,000	8,487,647
Real Estate Development–0.32%
Piedmont Operating Partnership L.P., 9.25%, 07/20/2028	5,805,000	6,412,137
Regional Banks–0.20%
Huntington Bancshares, Inc., 6.21%, 08/21/2029(d)	1,192,000	1,242,821
Santander Holdings USA, Inc., 6.12%, 05/31/2027(c)(d)	2,749,000	2,774,191
		4,017,012
Restaurants–0.52%
McDonald’s Corp., 4.60%, 05/15/2030	4,650,000	4,667,705
Raising Cane’s Restaurants LLC, 9.38%, 05/01/2029(b)	5,565,000	5,912,607
		10,580,312
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Retail REITs–0.03%
Realty Income Corp., 5.05%, 01/13/2026	$710,000	$708,680
Self-Storage REITs–0.50%
Extra Space Storage L.P., 5.70%, 04/01/2028	829,000	852,382
Public Storage Operating Co.,
5.04% (SOFR + 0.70%), 04/16/2027(c)(e)	8,464,000	8,465,297
5.13%, 01/15/2029(c)	752,000	772,086
		10,089,765
Semiconductors–0.65%
Broadcom, Inc.,
5.05%, 07/12/2027	3,259,000	3,301,563
4.15%, 02/15/2028	4,776,000	4,753,746
Foundry JV Holdco LLC,
5.90%, 01/25/2030(b)(c)	1,050,000	1,087,040
5.50%, 01/25/2031(b)	3,977,000	4,031,277
		13,173,626
Soft Drinks & Non-alcoholic Beverages–0.50%
Keurig Dr Pepper, Inc.,
4.92% (SOFR + 0.58%), 11/15/2026(e)	9,502,000	9,518,179
4.35%, 05/15/2028	528,000	526,290
		10,044,469
Sovereign Debt–1.14%
Indonesia Government International Bond (Indonesia), 4.40%, 03/10/2029(c)	9,538,000	9,535,623
Mexico Government International Bond (Mexico), 5.00%, 05/07/2029(c)	9,715,000	9,676,140
Romanian Government International Bond (Romania), 5.88%, 01/30/2029(b)	3,794,000	3,781,675
		22,993,438
Specialized Consumer Services–0.12%
Rentokil Terminix Funding LLC, 5.00%, 04/28/2030(b)	2,465,000	2,458,214
Specialized Finance–0.07%
Blackstone Private Credit Fund, 7.05%, 09/29/2025	1,379,000	1,387,860
Specialty Chemicals–0.18%
OCP S.A. (Morocco), 6.10%, 04/30/2030(b)	1,149,000	1,151,287
Wayfair LLC, 7.25%, 10/31/2029(b)(c)	2,500,000	2,441,081
		3,592,368
Steel–0.47%
ArcelorMittal S.A. (Luxembourg), 6.55%, 11/29/2027	2,473,000	2,565,515
Cleveland-Cliffs, Inc.,
5.88%, 06/01/2027(c)	1,500,000	1,478,311
6.88%, 11/01/2029(b)	1,950,000	1,814,669
POSCO (South Korea), 5.63%, 01/17/2026(b)	2,197,000	2,208,540
Principal Amount		Value
Steel–(continued)
POSCO Holdings, Inc. (South Korea), 5.13%, 05/07/2030(b)	$1,415,000	$1,417,938
		9,484,973
Systems Software–0.10%
Oracle Corp., 5.80%, 11/10/2025	1,944,000	1,954,401
Tobacco–0.91%
Altria Group, Inc., 4.88%, 02/04/2028(c)	2,433,000	2,456,165
Philip Morris International, Inc.,
5.00%, 11/17/2025	2,297,000	2,301,218
4.75%, 02/12/2027	3,904,000	3,934,384
4.38%, 11/01/2027	4,953,000	4,955,673
5.13%, 11/17/2027	1,212,000	1,233,837
4.13%, 04/28/2028	1,610,000	1,600,116
5.25%, 09/07/2028	1,864,000	1,911,805
		18,393,198
Trading Companies & Distributors–0.18%
Air Lease Corp., Series B, 4.65%(d)(f)	1,351,000	1,332,273
Mitsubishi Corp. (Japan), 5.00%, 07/02/2029(b)	2,193,000	2,231,653
		3,563,926
Transaction & Payment Processing Services–0.31%
Fiserv, Inc., 5.15%, 03/15/2027	6,233,000	6,302,932
Wireless Telecommunication Services–0.05%
T-Mobile USA, Inc., 4.95%, 03/15/2028(c)	990,000	1,004,908
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,417,531,456)		1,428,088,196

Asset-Backed Securities–24.78%
AGL CLO 17 Ltd., Series 2022- 17A, Class AR, 5.22% (3 mo. Term SOFR + 0.95%), 01/21/2035(b)(e)	4,509,000	4,481,441
ALA Trust, Series 2025-OANA, Class B, 6.14% (1 mo. Term SOFR + 1.84%), 06/15/2030(b)(e)	6,200,000	6,202,664
Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.16%, 12/25/2059(b)(g)	373,546	362,674
Series 2020-3, Class A1, 1.69%, 04/25/2065(b)(g)	1,550,297	1,458,755
Series 2020-5, Class A1, 1.37%, 05/25/2065(b)(g)	703,949	674,674
Series 2021-3, Class A1, 1.07%, 05/25/2066(b)(g)	2,314,370	1,992,822
Series 2021-7, Class A1, 1.98%, 10/25/2066(b)(g)	8,943,270	7,663,011
Series 2022-1, Class A1, 2.88%, 12/25/2066(b)	5,623,422	5,164,703
Series 2023-6, Class A1, 6.50%, 12/25/2067(b)	4,023,078	4,048,643
Series 2024-10, Class A1, 5.35%, 10/25/2069(b)	3,321,505	3,308,874
Series 2024-2, Class A1, 5.99%, 01/25/2069(b)	5,109,344	5,124,498
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value

Avis Budget Rental Car Funding (AESOP) LLC,
Series 2022-5A, Class A, 6.12%, 04/20/2027(b)	$19,000,000	$19,169,495
Series 2023-1A, Class A, 5.25%, 04/20/2029(b)	2,033,000	2,067,685
Series 2023-2A, Class A, 5.20%, 10/20/2027(b)	2,425,000	2,439,768
Series 2023-4A, Class A, 5.49%, 06/20/2029(b)	6,690,000	6,855,418
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2021-1A, Class AR, 5.21% (3 mo. Term SOFR + 0.94%), 04/18/2034(b)(e)	2,452,000	2,438,043
Series 2022-1A, Class A1, 5.59% (3 mo. Term SOFR + 1.32%), 04/18/2035(b)(e)	2,554,000	2,557,315
Banc of America Mortgage Trust, Series 2004-D, Class 2A2, 6.48%, 05/25/2034(g)	8,843	8,567
Bayview MSR Opportunity Master Fund Trust,
Series 2021-4, Class A8, 2.50%, 10/25/2051(b)(g)	4,440,757	3,937,905
Series 2021-5, Class A1, 3.00%, 11/25/2051(b)(g)	5,314,555	4,443,415
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-9, Class A1, 0.76% (1 yr. U.S. Treasury Yield Curve Rate + 2.30%), 10/25/2035(e)	74,479	70,364
Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(e)	161,116	153,007
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.53%, 01/15/2051(h)	16,663,860	186,327
Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class A1R, 5.26% (3 mo. Term SOFR + 1.00%), 01/15/2035(b)(e)	5,262,000	5,254,239
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(b)(g)	686,493	663,318
BSTN Commercial Mortgage Trust, Series 2025-1C, Class A, 5.55%, 06/15/2044(b)(g)	756,000	762,219
Buckhorn Park CLO Ltd., Series 2019-1A, Class ARR, 5.34% (3 mo. Term SOFR + 1.07%), 07/18/2034(b)(e)	1,523,000	1,521,180
Principal Amount		Value

BX Commercial Mortgage Trust,
Series 2021-ACNT, Class A, 5.29% (1 mo. Term SOFR + 0.96%), 11/15/2038(b)(e)	$2,961,966	$2,961,160
Series 2021-VOLT, Class A, 5.14% (1 mo. Term SOFR + 0.81%), 09/15/2036(b)(e)	6,565,000	6,534,630
Series 2021-VOLT, Class B, 5.39% (1 mo. Term SOFR + 1.06%), 09/15/2036(b)(e)	11,325,000	11,259,660
Series 2021-VOLT, Class C, 5.54% (1 mo. Term SOFR + 1.21%), 09/15/2036(b)(e)	2,795,000	2,779,030
Series 2021-VOLT, Class D, 6.09% (1 mo. Term SOFR + 1.76%), 09/15/2036(b)(e)	6,464,000	6,428,035
BX Trust,
Series 2021-LGCY, Class A, 4.95% (1 mo. Term SOFR + 0.62%), 10/15/2036(b)(e)	25,000,000	24,890,840
Series 2022-LBA6, Class A, 5.33% (1 mo. Term SOFR + 1.00%), 01/15/2039(b)(e)	5,550,000	5,541,556
Series 2022-LBA6, Class B, 5.63% (1 mo. Term SOFR + 1.30%), 01/15/2039(b)(e)	3,435,000	3,429,340
Series 2022-LBA6, Class C, 5.93% (1 mo. Term SOFR + 1.60%), 01/15/2039(b)(e)	1,835,000	1,831,182
Series 2025-VLT6, Class A, 5.77% (1 mo. Term SOFR + 1.44%), 03/15/2042(b)(e)	4,055,000	4,041,361
Series 2025-VLT6, Class B, 6.22% (1 mo. Term SOFR + 1.89%), 03/15/2042(b)(e)	2,870,000	2,854,597
CarMax Auto Owner Trust, Series 2022-4, Class A4, 5.70%, 07/17/2028	11,274,000	11,435,685
CD Mortgage Trust, Series 2017- CD6, Class XA, IO, 0.89%, 11/13/2050(h)	6,862,672	105,633
Cedar Funding XI CLO Ltd., Series 2019-11A, Class A1R2, 5.39% (3 mo. Term SOFR + 1.06%), 05/29/2032(b)(e)	2,737,836	2,734,252
Chase Home Lending Mortgage Trust,
Series 2019-ATR1, Class A15, 4.00%, 04/25/2049(b)(g)	42,360	40,126
Series 2019-ATR2, Class A3, 3.50%, 07/25/2049(b)(g)	1,326,354	1,194,427
Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 4.92%, 01/25/2036(g)	174,261	161,574
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 0.98%, 10/12/2050(h)	18,152,837	353,231
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-UST1, Class A4, 7.43%, 08/25/2034(g)	25,318	23,891
Series 2006-AR1, Class 1A1, 6.56% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(e)	294,904	282,239
Series 2021-INV3, Class A3, 2.50%, 05/25/2051(b)(g)	5,058,754	4,052,851
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value

COLT Mortgage Loan Trust,
Series 2021-5, Class A1, 1.73%, 11/26/2066(b)(g)	$4,308,435	$3,844,933
Series 2022-1, Class A1, 2.28%, 12/27/2066(b)(g)	3,212,425	2,879,578
Series 2022-2, Class A1, 2.99%, 02/25/2067(b)	3,260,996	3,078,908
Series 2022-5, Class A1, 4.55%, 04/25/2067(b)(g)	11,235,154	11,202,391
Countrywide Home Loans Mortgage Pass-Through Trust,
Series 2005-17, Class 1A8, 5.50%, 09/25/2035	130,636	128,488
Series 2005-J4, Class A7, 5.50%, 11/25/2035	237,708	196,613
Credit Suisse Mortgage Capital Trust,
Series 2020-AFC1, Class A1, 3.24%, 02/25/2050(b)(g)	2,355,116	2,233,684
Series 2021-INV1, Class A4, 2.50%, 07/25/2056(b)(g)	10,648,847	9,599,371
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(b)(g)	656,037	595,430
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(b)(g)	3,262,959	2,922,108
Series 2022-ATH1, Class A1A, 2.87%, 01/25/2067(b)(g)	3,911,510	3,759,349
Series 2022-ATH2, Class A1, 4.55%, 05/25/2067(b)(g)	4,748,516	4,734,380
Series 2022-NQM4, Class A1A, 4.82%, 06/25/2067(b)	7,391,855	7,362,584
Ellington Financial Mortgage Trust,
Series 2020-1, Class A1, 2.01%, 05/25/2065(b)(g)	86,684	85,698
Series 2021-1, Class A1, 0.80%, 02/25/2066(b)(g)	882,005	747,961
Series 2022-1, Class A1, 2.21%, 01/25/2067(b)(g)	3,204,504	2,776,190
Series 2022-3, Class A1, 5.00%, 08/25/2067(b)	4,611,935	4,595,035
Enterprise Fleet Financing LLC,
Series 2024-2, Class A2, 5.74%, 12/20/2026(b)	1,118,620	1,123,703
Series 2024-2, Class A3, 5.61%, 04/20/2028(b)	730,000	741,662
Series 2024-4, Class A3, 4.56%, 11/20/2028(b)	1,490,000	1,493,790
Flagstar Mortgage Trust,
Series 2021-11IN, Class A6, 3.70%, 11/25/2051(b)(g)	7,618,745	6,768,496
Series 2021-8INV, Class A6, 2.50%, 09/25/2051(b)(g)	1,592,397	1,419,509
Fort Greene Park CLO LLC, Series 2025-2A, Class AR, 5.22% (3 mo. Term SOFR + 0.95%), 04/22/2034(b)(e)	5,654,000	5,620,342
Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, 08/20/2053(b)	5,507,791	5,589,675
Principal Amount		Value

GCAT Trust,
Series 2019-NQM3, Class A1, 3.69%, 11/25/2059(b)(g)	$1,090,037	$1,058,097
Series 2020-NQM2, Class A1, 2.56%, 04/25/2065(b)	505,000	482,655
Series 2024-INV1, Class 2A2, 6.50%, 01/25/2054(b)(g)	2,533,627	2,571,618
Series 2025-NQM2, Class A1, 5.60%, 04/25/2070(b)	1,840,000	1,844,430
Goldentree Loan Management US CLO 1 Ltd., Series 2017-1A, Class A1R3, 5.24% (3 mo. Term SOFR + 0.97%), 04/20/2034(b)(e)	1,680,000	1,678,780
GoldenTree Loan Management US CLO 5 Ltd., Series 2019-5A, Class ARR, 5.34% (3 mo. Term SOFR + 1.07%), 10/20/2032(b)(e)	5,776,171	5,779,839
GoldenTree Loan Management US CLO 8 Ltd., Series 2020-8A, Class ARR, 5.42% (3 mo. Term SOFR + 1.15%), 10/20/2034(b)(e)	2,228,000	2,227,260
Golub Capital Partners CLO 53(B) Ltd., Series 2021-53A, Class AR, 5.29% (3 mo. Term SOFR + 0.98%), 07/20/2034(b)(e)	6,284,000	6,241,765
GS Mortgage-Backed Securities Trust, Series 2021-INV1, Class A6, 2.50%, 12/25/2051(b)(g)	4,112,711	3,641,681
GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1, 5.50%, 07/25/2035(g)	16,868	15,838
Hilton Grand Vacations Trust, Series 2019 AA, Class A, 2.34%, 07/25/2033(b)	603,627	591,610
HPEFS Equipment Trust, Series 2023-2A, Class A2, 6.04%, 01/21/2031(b)	235,131	235,451
ICG US CLO Ltd., Series 2016-1A, Class A1RR, 5.79% (3 mo. Term SOFR + 1.51%), 04/29/2034(b)(e)	2,998,492	3,001,257
IP Lending IV Ltd., Series 2022- 4A, Class SNR, 6.05%, 04/28/2027(b)(i)	6,557,000	6,491,430
IP Mortgage Trust, Series 2025-IP, Class A, 5.25%, 06/10/2042(b)(g)	3,000,000	2,999,999
JP Morgan Mortgage Trust, Series 2007-A1, Class 5A1, 5.04%, 07/25/2035(g)	79,454	80,550
JPMBB Commercial Mortgage Securities Trust, Series 2015- C27, Class XA, IO, 0.78%, 02/15/2048(h)	3,568,092	90
KKR Financial CLO Ltd., Series 2013-1A, Class A1R2, 5.36% (3 mo. Term SOFR + 1.10%), 04/15/2029(b)(e)	242,909	243,020
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value

Mello Mortgage Capital Acceptance Trust,
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(b)(g)	$3,128,145	$2,758,234
Series 2021-INV3, Class A4, 2.50%, 10/25/2051(b)(g)	3,125,374	2,770,560
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 3A, 2.39%, 11/25/2035(g)	199,171	185,364
MFA Trust, Series 2021-INV2, Class A1, 1.91%, 11/25/2056(b)(g)	5,894,101	5,216,551
MMAF Equipment Finance LLC, Series 2020-A, Class A3, 0.97%, 04/09/2027(b)	1,848,207	1,814,701
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.85%, 12/15/2050(h)	6,867,765	123,444
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM1, Class A1, 5.74%, 11/25/2069(b)(g)	5,685,544	5,708,170
Navient Refinance Loan Trust, Series 2025-A, Class A, 5.15%, 02/16/2055(b)	2,600,174	2,613,101
New Residential Mortgage Loan Trust,
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(b)(g)	433,798	412,961
Series 2020-NQM1, Class A1, 2.46%, 01/26/2060(b)(g)	844,153	794,403
Series 2022-NQM2, Class A1, 3.08%, 03/27/2062(b)(g)	3,196,009	2,991,535
Oaktree CLO Ltd., Series 2021-2A, Class AR, 5.23% (3 mo. Term SOFR + 0.97%), 01/15/2035(b)(e)	5,654,000	5,614,626
OBX Trust,
Series 2019-EXP1, Class 1A3, 4.00%, 01/25/2059(b)(g)	40,073	39,501
Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(b)(g)	4,767,166	4,025,858
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(b)(g)	3,931,216	3,493,682
Series 2022-NQM7, Class A1, 5.11%, 08/25/2062(b)	2,845,946	2,828,986
Series 2022-NQM8, Class A1, 6.10%, 09/25/2062(b)	6,386,467	6,375,758
Series 2023-NQM1, Class A1, 6.12%, 11/25/2062(b)(g)	2,650,293	2,648,641
Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(b)(g)	3,597,099	3,206,083
Pikes Peak CLO 6, Series 2020-6A, Class ARR, 5.26% (3 mo. Term SOFR + 0.94%), 05/18/2034(b)(e)	3,978,000	3,964,141
PPM CLO 3 Ltd., Series 2019-3A, Class AR, 5.63% (3 mo. Term SOFR + 1.35%), 04/17/2034(b)(e)	3,874,000	3,879,811
PRKCM Trust,
Series 2021-AFC2, Class M1, 5.34%, 08/25/2057(b)(g)	4,559,335	4,540,511
Series 2023-AFC4, Class A1, 7.23%, 11/25/2058(b)	4,724,519	4,796,114
Principal Amount		Value

Progress Residential Trust,
Series 2021-SFR10, Class A, 2.39%, 12/17/2040(b)	$3,179,514	$2,949,828
Series 2022-SFR5, Class A, 4.45%, 06/17/2039(b)	8,311,125	8,269,139
Qdoba Funding LLC, Series 2023-1A, Class A2, 8.50%, 09/14/2053(b)	6,368,040	6,643,038
Rate Mortgage Trust, Series 2025-J1, Class A4, 6.00%, 03/25/2055(b)(g)	2,253,290	2,266,481
Regatta XIII Funding Ltd., Series 2018-2A, Class A1R, 5.36% (3 mo. Term SOFR + 1.10%), 07/15/2031(b)(e)	2,053,951	2,054,583
Residential Accredit Loans, Inc. Trust, Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	2,465	1,992
Residential Mortgage Loan Trust, Series 2020-1, Class A1, 2.38%, 01/26/2060(b)(g)	114,415	113,239
RUN Trust, Series 2022-NQM1, Class A1, 4.00%, 03/25/2067(b)	2,708,722	2,613,978
Sequoia Mortgage Trust,
Series 2013-3, Class A1, 2.00%, 03/25/2043(g)	420,317	354,067
Series 2013-6, Class A2, 3.00%, 05/25/2043(g)	525,585	469,368
Series 2013-7, Class A2, 3.00%, 06/25/2043(g)	333,714	297,180
Signal Peak CLO 1 Ltd., Series 2014-1A, Class AR4, 5.36% (3 mo. Term SOFR + 1.08%), 04/17/2034(b)(e)	4,931,000	4,917,178
Sonic Capital LLC, Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)	4,440,967	4,027,200
Starwood Mortgage Residential Trust,
Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(g)	67,854	64,680
Series 2020-INV1, Class A1, 1.03%, 11/25/2055(b)(g)	642,533	605,617
Series 2022-1, Class A1, 2.45%, 12/25/2066(b)(g)	4,059,789	3,658,630
Structured Asset Securities Corp. Pass-Through Ctfs., Series 2002-AL1, Class AIO, 3.45%, 02/25/2032(g)	160,561	8,933
Subway Funding LLC,
Series 2024-1A, Class A2I, 6.03%, 07/30/2054(b)	3,125,295	3,162,916
Series 2024-3A, Class A2I, 5.25%, 07/30/2054(b)	2,975,050	2,930,042
Symphony CLO XVI Ltd., Series 2015-16A, Class ARR, 5.46% (3 mo. Term SOFR + 1.20%), 10/15/2031(b)(e)	1,803,063	1,803,880
Symphony CLO XX Ltd., Series 2018-20A, Class AR2, 5.36% (3 mo. Term SOFR + 1.10%), 01/16/2032(b)(e)	3,273,466	3,276,739
Symphony CLO XXI Ltd., Series 2019-21A, Class AR2, 5.16% (3 mo. Term SOFR + 0.90%), 07/15/2032(b)(e)	4,475,166	4,465,894
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value

Synchrony Card Funding LLC, Series 2024-A2, Class A, 4.93%, 07/15/2030	$1,995,000	$2,021,444
Textainer Marine Containers Ltd., Series 2021-3A, CLass A, 1.94%, 08/20/2046(b)	1,925,000	1,690,037
Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(b)	4,553,080	4,190,048
TierPoint Issuer LLC,
Series 2023-1A, Class A2, 6.00%, 06/25/2053(b)	1,068,167	1,069,445
Series 2025-1A, Class A2, 6.15%, 04/26/2055(b)	4,388,000	4,426,757
Tricon Residential Trust, Series 2025-SFR1, Class A, 5.43% (1 mo. Term SOFR + 1.10%), 03/17/2042(b)(e)	4,040,000	4,037,397
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.13%, 11/15/2050(h)	10,133,495	178,191
Vendee Mortgage Trust, Series 1995-2B, Class 2, IO, 0.79%, 06/15/2025(j)	222,427	5
Verus Securitization Trust,
Series 2020-1, Class A1, 3.42%, 01/25/2060(b)	577,852	566,319
Series 2021-1, Class A1B, 0.82%, 01/25/2066(b)(g)	1,606,603	1,419,976
Series 2021-2, Class A1, 1.03%, 02/25/2066(b)(g)	1,036,901	916,031
Series 2021-7, Class A1, 1.83%, 10/25/2066(b)	4,580,501	4,101,417
Series 2021-R1, Class A1, 0.82%, 10/25/2063(b)(g)	854,637	822,812
Series 2022-1, Class A1, 2.72%, 01/25/2067(b)	3,176,965	2,932,660
Series 2022-7, Class A1, 5.15%, 07/25/2067(b)	1,607,674	1,609,517
Series 2022-INV2, Class A1, 6.79%, 10/25/2067(b)	2,097,217	2,098,548
Series 2024-7, Class A1, 5.10%, 09/25/2069(b)(g)	1,823,091	1,813,595
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(b)	610,056	583,543
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 6.50%, 10/25/2033(g)	61,984	59,765
Series 2005-AR14, Class 1A4, 4.92%, 12/25/2035(g)	27,776	26,145
Series 2005-AR16, Class 1A1, 4.68%, 12/25/2035(g)	125,098	114,827
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 0.86%, 12/15/2050(h)	10,611,153	185,982
Wendy’s Funding LLC, Series 2019-1A, Class A2I, 3.78%, 06/15/2049(b)	6,211,819	6,118,448
WEST Trust 2025-ROSE, Series 2025-ROSE, Class A, 5.28%, 04/10/2035(b)(g)	3,000,000	3,004,588
Principal Amount		Value

WF Card Issuance Trust, Series 2024-A1, Class A, 4.94%, 02/15/2029	$10,000,000	$10,108,939
Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 07/30/2051(b)	9,620,188	8,817,805
Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.64%, 04/20/2054(b)	3,907,000	4,007,169
Total Asset-Backed Securities (Cost $519,492,533)		501,310,320
U.S. Treasury Securities–3.00%
U.S. Treasury Bills–0.30%
4.11% - 4.12%, 05/14/2026(k)(l)	6,258,000	6,021,430
U.S. Treasury Notes–2.70%
3.75%, 04/30/2027	40,480,100	40,358,343
3.75%, 05/15/2028	3,951,600	3,940,023
3.88%, 04/30/2030	10,357,400	10,317,751
		54,616,117
Total U.S. Treasury Securities (Cost $60,683,414)		60,637,547

Agency Credit Risk Transfer Notes–0.48%
Fannie Mae Connecticut Avenue Securities,
Series 2022-R03, Class 1M1, 6.42% (30 Day Average SOFR + 2.10%), 03/25/2042(b)(e)	3,351,299	3,407,677
Series 2022-R04, Class 1M1, 6.32% (30 Day Average SOFR + 2.00%), 03/25/2042(b)(e)	1,698,793	1,724,695
Series 2023-R02, Class 1M1, 6.62% (30 Day Average SOFR + 2.30%), 01/25/2043(b)(e)	1,267,949	1,297,435
Freddie Mac,
Series 2022-HQA3, Class M1, STACR®, 6.62% (30 Day Average SOFR + 2.30%), 08/25/2042(b)(e)	1,756,729	1,789,875
Series 2022-DNA6, Class M1, STACR®, 6.47% (30 Day Average SOFR + 2.15%), 09/25/2042(b)(e)	579,607	585,112
Series 2023-DNA1, Class M1, STACR®, 6.42% (30 Day Average SOFR + 2.10%), 03/25/2043(b)(e)	975,553	989,715
Total Agency Credit Risk Transfer Notes (Cost $9,629,930)		9,794,509
U.S. Government Sponsored Agency Mortgage-Backed Securities–0.45%
Collateralized Mortgage Obligations–0.24%
Fannie Mae Interest STRIPS,
IO, 7.50%, 11/25/2029(j)	189,177	20,238
6.50%, 02/25/2032 to 07/25/2032(j)	143,449	17,305
6.00%, 12/25/2032 to 09/25/2035(j)	362,604	43,930
5.50%, 11/25/2033 to 06/25/2035(j)	308,191	42,833
PO, 0.00%, 09/25/2032(m)	12,004	10,862
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
Fannie Mae REMICs,
IO, 3.00%, 11/25/2027(j)	$191,879	$3,697
3.46% (7.90% - (30 Day Average SOFR + 0.11%)), 11/18/2031 to 12/18/2031(e)(j)	74,731	6,453
3.46% (7.90% - (30 Day Average SOFR + 0.11%)), 11/25/2031(e)(j)	16,148	1,600
3.51% (7.95% - (30 Day Average SOFR + 0.11%)), 01/25/2032 to 07/25/2032(e)(j)	68,888	5,235
3.56% (8.00% - (30 Day Average SOFR + 0.11%)), 03/18/2032(e)(j)	33,007	3,221
3.66% (8.10% - (30 Day Average SOFR + 0.11%)), 03/25/2032 to 04/25/2032(e)(j)	46,596	4,649
2.56% (7.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032(e)(j)	31,230	2,339
3.36% (7.80% - (30 Day Average SOFR + 0.11%)), 04/25/2032(e)(j)	14,661	1,559
3.56% (8.00% - (30 Day Average SOFR + 0.11%)), 07/25/2032 to 09/25/2032(e)(j)	92,964	9,389
3.66% (8.10% - (30 Day Average SOFR + 0.11%)), 12/18/2032(e)(j)	65,983	5,720
3.81% (8.25% - (30 Day Average SOFR + 0.11%)), 02/25/2033 to 05/25/2033(e)(j)	85,191	11,969
7.00%, 04/25/2033(j)	413,476	54,966
2.26% (6.70% - (30 Day Average SOFR + 0.11%)), 02/25/2035(e)(j)	365,748	29,463
1.61% (6.05% - (30 Day Average SOFR + 0.11%)), 03/25/2035 to 07/25/2038(e)(j)	208,530	14,910
2.31% (6.75% - (30 Day Average SOFR + 0.11%)), 03/25/2035 to 05/25/2035(e)(j)	84,697	3,507
2.16% (6.60% - (30 Day Average SOFR + 0.11%)), 05/25/2035(e)(j)	78,419	4,728
3.50%, 08/25/2035(j)	1,966,807	204,695
2.10% (6.54% - (30 Day Average SOFR + 0.11%)), 06/25/2037(e)(j)	79,494	6,131
4.00%, 04/25/2041 to 08/25/2047(j)	505,494	79,194
2.11% (6.55% - (30 Day Average SOFR + 0.11%)), 10/25/2041(e)(j)	202,953	15,979
1.71% (6.15% - (30 Day Average SOFR + 0.11%)), 12/25/2042(e)(j)	449,477	49,007
4.50%, 02/25/2043(j)	118,644	14,311
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
5.50%, 07/25/2046(j)	$540,045	$72,308
1.46% (5.90% - (30 Day Average SOFR + 0.11%)), 09/25/2047(e)(j)	3,835,948	366,319
6.50%, 11/25/2029	20,932	21,234
5.44% (30 Day Average SOFR + 1.11%), 04/25/2032(e)	20,063	20,247
4.94% (30 Day Average SOFR + 0.61%), 10/18/2032(e)	10,101	10,068
4.84% (30 Day Average SOFR + 0.51%), 11/25/2033 to 03/25/2042(e)	57,109	56,425
5.50%, 04/25/2035 to 03/25/2037	1,042,577	1,072,682
8.30% (24.57% - (3.67 x (30 Day Average SOFR + 0.11%))), 03/25/2036(e)	45,574	53,096
7.93% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(e)	134,815	155,469
7.93% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(e)	19,196	21,098
4.00%, 03/25/2041	63,626	60,485
4.89% (30 Day Average SOFR + 0.56%), 02/25/2047(e)	35,773	35,637
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series K734, Class X1, IO, 0.63%, 02/25/2026(h)	23,768,128	54,912
Series K735, Class X1, IO, 0.96%, 05/25/2026(h)	25,751,835	166,308
Series K093, Class X1, IO, 0.94%, 05/25/2029(h)	20,617,517	639,300
Freddie Mac REMICs,
IO, 3.00%, 06/15/2027 to 12/15/2027(j)	653,997	13,206
2.50%, 05/15/2028(j)	194,288	4,439
4.26% (8.70% - (30 Day Average SOFR + 0.11%)), 07/17/2028(e)(j)	10	0
3.60% (8.05% - (30 Day Average SOFR + 0.11%)), 02/15/2029(e)(j)	57,227	3,517
3.30% (7.75% - (30 Day Average SOFR + 0.11%)), 06/15/2029(e)(j)	56,010	2,836
3.65% (8.10% - (30 Day Average SOFR + 0.11%)), 06/15/2029 to 09/15/2029(e)(j)	34,807	2,028
2.25% (6.70% - (30 Day Average SOFR + 0.11%)), 01/15/2035(e)(j)	215,641	12,844
2.30% (6.75% - (30 Day Average SOFR + 0.11%)), 02/15/2035(e)(j)	43,188	2,505
2.27% (6.72% - (30 Day Average SOFR + 0.11%)), 05/15/2035(e)(j)	111,586	6,256
1.70% (6.15% - (30 Day Average SOFR + 0.11%)), 07/15/2035(e)(j)	132,598	6,164
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
2.55% (7.00% - (30 Day Average SOFR + 0.11%)), 12/15/2037(e)(j)	$30,505	$3,124
1.55% (6.00% - (30 Day Average SOFR + 0.11%)), 04/15/2038(e)(j)	23,819	2,000
1.62% (6.07% - (30 Day Average SOFR + 0.11%)), 05/15/2038(e)(j)	445,777	40,486
1.80% (6.25% - (30 Day Average SOFR + 0.11%)), 12/15/2039(e)(j)	78,777	6,481
1.65% (6.10% - (30 Day Average SOFR + 0.11%)), 01/15/2044(e)(j)	526,152	49,810
4.00%, 03/15/2045(j)	14,299	26
6.50%, 04/15/2028 to 06/15/2032	314,112	323,863
6.00%, 01/15/2029 to 04/15/2029	111,079	112,567
7.50%, 09/15/2029	14,853	15,223
8.00%, 03/15/2030	11,023	11,398
5.40% (30 Day Average SOFR + 1.06%), 08/15/2031 to 01/15/2032(e)	29,207	29,483
5.45% (30 Day Average SOFR + 1.11%), 12/15/2031 to 03/15/2032(e)	62,408	62,757
4.95% (30 Day Average SOFR + 0.61%), 01/15/2033(e)	1,376	1,376
5.00%, 08/15/2035	694,746	709,117
4.00%, 06/15/2038	42,689	40,663
Freddie Mac STRIPS,
IO, 3.00%, 12/15/2027(j)	267,392	6,261
3.15%, 12/15/2027(h)	79,433	2,086
6.50%, 02/01/2028(j)	4,046	234
7.00%, 09/01/2029(j)	44,012	4,222
7.50%, 12/15/2029(j)	23,371	2,472
6.00%, 12/15/2032(j)	21,993	2,464
		4,953,386
	Principal Amount	Value
Federal Home Loan Mortgage Corp. (FHLMC)–0.05%
8.50%, 06/01/2026	$1,165	$1,168
6.50%, 07/01/2028 to 04/01/2034	29,258	30,168
7.00%, 08/01/2028 to 03/01/2035	332,580	348,065
7.50%, 01/01/2032 to 02/01/2032	155,531	161,088
5.00%, 07/01/2033 to 06/01/2034	104,045	104,099
5.50%, 09/01/2039	309,300	313,721
ARM, 6.51% (6 mo. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.72%), 07/01/2036(e)	5,479	5,569
7.23% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 2.29%), 02/01/2037(e)	1,454	1,497
7.08% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 2.08%), 01/01/2038(e)	5,323	5,457
		970,832
Federal National Mortgage Association (FNMA)–0.12%
7.00%, 12/01/2025 to 08/01/2036	609,290	636,045
7.50%, 02/01/2027 to 08/01/2033	347,260	356,340
6.50%, 12/01/2029 to 10/01/2035	454,446	467,315
9.00%, 01/01/2030	1,957	1,956
8.50%, 05/01/2030 to 07/01/2030	44,574	45,929
6.00%, 06/01/2030 to 03/01/2037	776,538	807,068
8.00%, 07/01/2032	26,789	26,809
5.50%, 02/01/2035 to 05/01/2036	114,715	116,869
ARM, 6.99% (1 yr. U.S. Treasury Yield Curve Rate + 2.22%), 11/01/2032(e)	12,280	12,562
6.56% (1 yr. U.S. Treasury Yield Curve Rate + 2.20%), 05/01/2035(e)	12,246	12,652
6.78% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.73%), 03/01/2038(e)	3,534	3,612
		2,487,157
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Government National Mortgage Association (GNMA)–0.04%
7.50%, 08/15/2025 to 11/15/2026	$1,568	$1,570
7.00%, 10/15/2026 to 01/20/2030	20,266	20,475
8.50%, 07/20/2027	2,939	2,949
6.50%, 07/15/2028 to 02/15/2034	276,013	285,861
IO, 2.11% (6.55% - (1 mo. Term SOFR + 0.11%)), 04/16/2037(e)(j)	390,708	21,429
2.21% (6.65% - (1 mo. Term SOFR + 0.11%)), 04/16/2041(e)(j)	540,699	34,729
4.50%, 09/16/2047(j)	1,304,586	183,714
1.76% (6.20% - (1 mo. Term SOFR + 0.11%)), 10/16/2047(e)(j)	1,444,331	173,846
		724,573
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $12,505,744)		9,135,948
Variable Rate Senior Loan Interests–0.39%(n)(o)
Wireless Telecommunication Services–0.39%
X Corp.,
Term Loan B, 9.50%, 10/27/2029	5,000,000	4,983,200
Term Loan B , 10/27/2029(p)	2,992,347	2,967,196
Total Variable Rate Senior Loan Interests (Cost $8,062,584)		7,950,396

Municipal Obligations–0.33%
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 BB, Ref. RB, 5.09%, 06/15/2025 (Cost $6,730,000)	6,730,000	6,730,258
Shares		Value
Preferred Stocks–0.31%
Diversified Financial Services–0.31%
Apollo Global Management, Inc., 7.63%, Pfd. (Cost $5,994,375)(d)	239,775	$6,176,604

Exchange-Traded Funds–0.10%
Invesco High Yield Bond Factor ETF(c)(q)	65,000	1,449,825
Invesco High Yield Select ETF(q)	9,000	227,700
Invesco Short Duration Total Return Bond ETF(q)	12,000	298,620
Total Exchange-Traded Funds (Cost $1,993,358)		1,976,145
Money Market Funds–0.00%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(q)(r) (Cost $117)	117	117
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.42% (Cost $2,042,623,511)		2,031,800,040
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–7.51%
Invesco Private Government Fund, 4.29%(q)(r)(s)	41,170,396	41,170,396
Invesco Private Prime Fund, 4.45%(q)(r)(s)	110,667,433	110,689,567
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $151,862,362)		151,859,963
TOTAL INVESTMENTS IN SECURITIES–107.93% (Cost $2,194,485,873)		2,183,660,003
OTHER ASSETS LESS LIABILITIES—(7.93)%		(160,428,384)
NET ASSETS–100.00%		$2,023,231,619
Investment Abbreviations:
ARM	– Adjustable Rate Mortgage
CLO	– Collateralized Loan Obligation
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
IBOR	– Interbank Offered Rate
IO	– Interest Only
Pfd.	– Preferred
PO	– Principal Only
RB	– Revenue Bonds
Ref.	– Refunding
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
USD	– U.S. Dollar
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2025 was $915,810,712, which represented 45.26% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at May 31, 2025.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2025.
(f)	Perpetual bond with no specified maturity date.
(g)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on May 31, 2025.
(h)
Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on May 31,
2025.

(i)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(j)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(k)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(l)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(m)	Zero coupon bond issued at a discount.
(n)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(o)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(p)	This variable rate interest will settle after May 31, 2025, at which time the interest rate will be determined.
(q)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2025.

	Value February 28, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Invesco High Yield Bond Factor ETF	$341,423	$1,129,400	$-	$(20,998)	$-	$1,449,825	$27,178
Invesco High Yield Select ETF	255,199	-	(25,349)	(2,584)	434	227,700	3,774
Invesco Short Duration Total Return Bond ETF	299,952	-	-	(1,332)	-	298,620	3,837
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	16,391,349	68,648,922	(85,040,154)	-	-	117	110,115
Invesco Treasury Portfolio, Institutional Class	30,436,638	127,490,856	(157,927,494)	-	-	-	202,324
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	37,482,250	75,234,258	(71,546,112)	-	-	41,170,396	464,150*
Invesco Private Prime Fund	100,147,827	184,836,336	(174,282,542)	(2,399)	(9,655)	110,689,567	1,250,793*
Total	$185,354,638	$457,339,772	$(488,821,651)	$(27,313)	$(9,221)	$153,836,225	$2,062,171

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(r)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(s)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	5,367	September-2025	$1,113,317,063	$334,783	$334,783
U.S. Treasury Ultra Bonds	62	September-2025	7,195,875	67,449	67,449
Subtotal—Long Futures Contracts				402,232	402,232
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Open Futures Contracts—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 5 Year Notes	2,442	September-2025	$(264,193,875)	$(888,443)	$(888,443)
U.S. Treasury 10 Year Notes	14	September-2025	(1,550,500)	(8,773)	(8,773)
U.S. Treasury 10 Year Ultra Notes	612	September-2025	(68,878,687)	(458,340)	(458,340)
U.S. Treasury Long Bonds	238	September-2025	(26,841,938)	(348,117)	(348,117)
Subtotal—Short Futures Contracts				(1,703,673)	(1,703,673)
Total Futures Contracts				$(1,301,441)	$(1,301,441)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$1,428,088,196	$—	$1,428,088,196
Asset-Backed Securities	—	494,818,890	6,491,430	501,310,320
U.S. Treasury Securities	—	60,637,547	—	60,637,547
Agency Credit Risk Transfer Notes	—	9,794,509	—	9,794,509
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	9,135,948	—	9,135,948
Variable Rate Senior Loan Interests	—	7,950,396	—	7,950,396
Municipal Obligations	—	6,730,258	—	6,730,258
Preferred Stocks	6,176,604	—	—	6,176,604
Exchange-Traded Funds	1,976,145	—	—	1,976,145
Money Market Funds	117	151,859,963	—	151,860,080
Total Investments in Securities	8,152,866	2,169,015,707	6,491,430	2,183,660,003
Other Investments - Assets*
Investments Matured	—	32,900	—	32,900
Futures Contracts	402,232	—	—	402,232
	402,232	32,900	—	435,132
Other Investments - Liabilities*
Futures Contracts	(1,703,673)	—	—	(1,703,673)
Total Other Investments	(1,301,441)	32,900	—	(1,268,541)
Total Investments	$6,851,425	$2,169,048,607	$6,491,430	$2,182,391,462

*	Futures contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.
Invesco Short Term Bond Fund